Leases - Summary of payment term of future minimum lease payments under capital leases (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases
Minimum lease payments, Total	¥ 46,188
Minimum lease payments, Less than 1 year	3,726
Minimum lease payments, 1 to 2 years	3,825
Minimum lease payments, 2 to 3 years	3,885
Minimum lease payments, 3 to 4 years	3,888
Minimum lease payments, 4 to 5 years	3,886
Minimum lease payments, More than 5 years	¥ 26,978